Summary of Significant Accounting Policies - Summary of Changes in Forward Option and Convertible Notes Derivative Liability (Detail) - USD ($) $ in Thousands								6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 10, 2021	Jun. 10, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions					$ 55	$ 364	$ 80
Forward Option Derivatives [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance								$ 1,729	$ 0	$ 0	$ 0
Additions								$ 0	$ 0	$ 11,940	$ 0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]								Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Sale of recycled shares								$ 564		$ (41)
Payments								0
Shares issued as payments								0
Changes in fair value								(1,723)	$ 0	(10,170)	$ (0)
Shares issued as maturity consideration								558
Reclassified to additional paid-in capital										0
Balance					0			0	0	1,729	0
Convertible Notes [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance								0	0	0
Additions								4,425	0
Sale of recycled shares								0
Payments								(258)
Shares issued as payments								(1,937)
Changes in fair value								0	0
Shares issued as maturity consideration								0
Balance					0			2,230	0	0	0
Warrants Liability [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance								0	0	0
Additions								575	0
Sale of recycled shares								0
Payments								0
Shares issued as payments								0
Changes in fair value								(480)	0
Shares issued as maturity consideration								0
Balance					0			95	0	0	0
Discount Derivative Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions	$ 13	$ 35	$ 0	$ 4
Discount Derivative Liabilities [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payments								0
Balance								0	(526)	(526)	0
Additions								0	52	(52)	(499)
Sale of recycled shares								0		0
Shares issued as payments								0
Changes in fair value								0	578	(602)	(27)
Shares issued as maturity consideration								0
Reclassified to additional paid-in capital										1,180
Balance					$ (526)			$ 0	$ 0	$ 0	$ (526)